RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - TOTAL DERIVATIVE INSTRUMENTS (Details) - CAD CAD in Millions	Jun. 30, 2017	Dec. 31, 2016
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	CAD (3,132)	CAD (4,150)
Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(2,335)	(3,229)
Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(554)	(591)
Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(257)	(330)
Fair Value Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	14
Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Gross Derivative Instruments as Presented	266	353
Derivative assets, Amounts Available for Offset	(110)	(231)
Derivative assets, Total Net Derivative Instruments	156	122
Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Gross Derivative Instruments as Presented	246	237
Accounts receivable and other | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Gross Derivative Instruments as Presented	13	113
Accounts receivable and other | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Gross Derivative Instruments as Presented	3	3
Accounts receivable and other | Fair Value Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Gross Derivative Instruments as Presented	4
Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Gross Derivative Instruments as Presented	181	151
Derivative assets, Amounts Available for Offset	(136)	(100)
Derivative assets, Total Net Derivative Instruments	45	51
Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Gross Derivative Instruments as Presented	139	131
Deferred amounts and other assets | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Gross Derivative Instruments as Presented	21	17
Deferred amounts and other assets | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Gross Derivative Instruments as Presented	2	3
Deferred amounts and other assets | Fair Value Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Gross Derivative Instruments as Presented	19
Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Gross Derivative Instruments as Presented	(1,378)	(1,941)
Derivative liabilities, Amounts Available for Offset	110	231
Derivative liabilities, Total Net Derivative Instruments	(1,268)	(1,710)
Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Gross Derivative Instruments as Presented	(829)	(1,220)
Accounts payable and other | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Gross Derivative Instruments as Presented	(321)	(453)
Accounts payable and other | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Gross Derivative Instruments as Presented	(228)	(268)
Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Gross Derivative Instruments as Presented	(2,201)	(2,713)
Derivative liabilities, Amounts Available for Offset	136	100
Derivative liabilities, Total Net Derivative Instruments	(2,065)	(2,613)
Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Gross Derivative Instruments as Presented	(1,891)	(2,377)
Other long-term liabilities | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Gross Derivative Instruments as Presented	(267)	(268)
Other long-term liabilities | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Gross Derivative Instruments as Presented	(34)	(68)
Other long-term liabilities | Fair Value Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Gross Derivative Instruments as Presented	(9)
Foreign exchange contracts
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(2,162)	(2,842)
Foreign exchange contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(1,907)	(2,614)
Foreign exchange contracts | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	2	102
Foreign exchange contracts | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(257)	(330)
Foreign exchange contracts | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Gross Derivative Instruments as Presented	69	109
Derivative assets, Amounts Available for Offset	(59)	(103)
Derivative assets, Total Net Derivative Instruments	10	6
Foreign exchange contracts | Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Gross Derivative Instruments as Presented	61	5
Foreign exchange contracts | Accounts receivable and other | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Gross Derivative Instruments as Presented	5	101
Foreign exchange contracts | Accounts receivable and other | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Gross Derivative Instruments as Presented	3	3
Foreign exchange contracts | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Gross Derivative Instruments as Presented	120	73
Derivative assets, Amounts Available for Offset	(111)	(72)
Derivative assets, Total Net Derivative Instruments	9	1
Foreign exchange contracts | Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Gross Derivative Instruments as Presented	116	69
Foreign exchange contracts | Deferred amounts and other assets | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Gross Derivative Instruments as Presented	2	1
Foreign exchange contracts | Deferred amounts and other assets | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Gross Derivative Instruments as Presented	2	3
Foreign exchange contracts | Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Gross Derivative Instruments as Presented	(784)	(995)
Derivative liabilities, Amounts Available for Offset	59	103
Derivative liabilities, Total Net Derivative Instruments	(725)	(892)
Foreign exchange contracts | Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Gross Derivative Instruments as Presented	(551)	(727)
Foreign exchange contracts | Accounts payable and other | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Gross Derivative Instruments as Presented	(5)
Foreign exchange contracts | Accounts payable and other | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Gross Derivative Instruments as Presented	(228)	(268)
Foreign exchange contracts | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Gross Derivative Instruments as Presented	(1,567)	(2,029)
Derivative liabilities, Amounts Available for Offset	111	72
Derivative liabilities, Total Net Derivative Instruments	(1,456)	(1,957)
Foreign exchange contracts | Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Gross Derivative Instruments as Presented	(1,533)	(1,961)
Foreign exchange contracts | Other long-term liabilities | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Gross Derivative Instruments as Presented	(34)	(68)
Interest rate contracts
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(890)	(1,045)
Interest rate contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(326)	(336)
Interest rate contracts | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(578)	(709)
Interest rate contracts | Fair Value Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	14
Interest rate contracts | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Gross Derivative Instruments as Presented	5	3
Derivative assets, Amounts Available for Offset	(1)	(3)
Derivative assets, Total Net Derivative Instruments	4
Interest rate contracts | Accounts receivable and other | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Gross Derivative Instruments as Presented	1	3
Interest rate contracts | Accounts receivable and other | Fair Value Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Gross Derivative Instruments as Presented	4
Interest rate contracts | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Gross Derivative Instruments as Presented	21	8
Derivative assets, Amounts Available for Offset	(1)	(6)
Derivative assets, Total Net Derivative Instruments	20	2
Interest rate contracts | Deferred amounts and other assets | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Gross Derivative Instruments as Presented	2	8
Interest rate contracts | Deferred amounts and other assets | Fair Value Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Gross Derivative Instruments as Presented	19
Interest rate contracts | Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Gross Derivative Instruments as Presented	(448)	(583)
Derivative liabilities, Amounts Available for Offset	1	3
Derivative liabilities, Total Net Derivative Instruments	(447)	(580)
Interest rate contracts | Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Gross Derivative Instruments as Presented	(133)	(131)
Interest rate contracts | Accounts payable and other | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Gross Derivative Instruments as Presented	(315)	(452)
Interest rate contracts | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Gross Derivative Instruments as Presented	(468)	(473)
Derivative liabilities, Amounts Available for Offset	1	6
Derivative liabilities, Total Net Derivative Instruments	(467)	(467)
Interest rate contracts | Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Gross Derivative Instruments as Presented	(193)	(205)
Interest rate contracts | Other long-term liabilities | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Gross Derivative Instruments as Presented	(266)	(268)
Interest rate contracts | Other long-term liabilities | Fair Value Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Gross Derivative Instruments as Presented	(9)
Commodity contracts
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(71)	(261)
Commodity contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(95)	(277)
Commodity contracts | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	24	16
Commodity contracts | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Gross Derivative Instruments as Presented	192	241
Derivative assets, Amounts Available for Offset	(50)	(125)
Derivative assets, Total Net Derivative Instruments	142	116
Commodity contracts | Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Gross Derivative Instruments as Presented	185	232
Commodity contracts | Accounts receivable and other | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Gross Derivative Instruments as Presented	7	9
Commodity contracts | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Gross Derivative Instruments as Presented	40	68
Derivative assets, Amounts Available for Offset	(24)	(22)
Derivative assets, Total Net Derivative Instruments	16	46
Commodity contracts | Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Gross Derivative Instruments as Presented	23	61
Commodity contracts | Deferred amounts and other assets | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Gross Derivative Instruments as Presented	17	7
Commodity contracts | Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Gross Derivative Instruments as Presented	(139)	(359)
Derivative liabilities, Amounts Available for Offset	50	125
Derivative liabilities, Total Net Derivative Instruments	(89)	(234)
Commodity contracts | Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Gross Derivative Instruments as Presented	(139)	(359)
Commodity contracts | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Gross Derivative Instruments as Presented	(164)	(211)
Derivative liabilities, Amounts Available for Offset	24	22
Derivative liabilities, Total Net Derivative Instruments	(140)	(189)
Commodity contracts | Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Gross Derivative Instruments as Presented	(164)	(211)
Other contracts
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(9)	(2)
Other contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(7)	(2)
Other contracts | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(2)
Other contracts | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Gross Derivative Instruments as Presented		2
Derivative assets, Total Net Derivative Instruments		2
Other contracts | Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Gross Derivative Instruments as Presented		1
Other contracts | Deferred amounts and other assets | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Gross Derivative Instruments as Presented		1
Other contracts | Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Gross Derivative Instruments as Presented	(7)	(4)
Derivative liabilities, Total Net Derivative Instruments	(7)	(4)
Other contracts | Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Gross Derivative Instruments as Presented	(6)	(3)
Other contracts | Accounts payable and other | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Gross Derivative Instruments as Presented	(1)	CAD (1)
Other contracts | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Gross Derivative Instruments as Presented	(2)
Derivative liabilities, Total Net Derivative Instruments	(2)
Other contracts | Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Gross Derivative Instruments as Presented	(1)
Other contracts | Other long-term liabilities | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Gross Derivative Instruments as Presented	CAD (1)